Risk Management - Summary of Principal Assumptions on Provisions Valuation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PCBs
Disclosure of Principal assumptions on provisions valuation [Line Items]
Inflation rate	1.98%	1.37%
Discount rate	1.92%	1.88%
Nuclear plants
Disclosure of Principal assumptions on provisions valuation [Line Items]
Inflation rate	2.25%	1.41%
Discount rate	2.48%	2.20%
Spent fuel
Disclosure of Principal assumptions on provisions valuation [Line Items]
Inflation rate	2.93%	2.93%
Discount rate	4.49%	4.49%
Radioactive waste
Disclosure of Principal assumptions on provisions valuation [Line Items]
Inflation rate	3.06%	1.00%
Discount rate	2.62%	1.87%